Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund (formerly Columbia Large Cap Growth Fund III), November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 15.2%
Entertainment 2.9%
Electronic Arts, Inc.(a)	201,666	20,370,283
Walt Disney Co. (The)	166,177	25,189,109
Total		45,559,392
Interactive Media & Services 10.6%
Alphabet, Inc., Class A(a)	61,037	79,597,741
Alphabet, Inc., Class C(a)	11,653	15,206,699
Facebook, Inc., Class A(a)	314,320	63,379,485
Match Group, Inc.	60,234	4,245,292
Total		162,429,217
Media 0.6%
DISH Network Corp., Class A(a)	265,257	9,063,832
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	217,432	17,079,284
Total Communication Services		234,131,725
Consumer Discretionary 14.2%
Internet & Direct Marketing Retail 8.8%
Alibaba Group Holding Ltd., ADR(a)	127,995	25,599,000
Amazon.com, Inc.(a)	47,550	85,628,040
Booking Holdings, Inc.(a)	12,248	23,320,559
Chewy, Inc., Class A(a)	24,930	617,267
Total		135,164,866
Multiline Retail 1.5%
Target Corp.	181,522	22,692,065
Specialty Retail 0.9%
Burlington Stores, Inc.(a)	57,786	13,001,850
Textiles, Apparel & Luxury Goods 3.0%
Canada Goose Holdings, Inc.(a)	65,557	2,501,000
Nike, Inc., Class B	281,515	26,318,837
VF Corp.	199,786	17,689,053
Total		46,508,890
Total Consumer Discretionary		217,367,671
Consumer Staples 2.6%
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	79,174	23,737,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
Mondelez International, Inc., Class A	308,131	16,189,203
Total Consumer Staples		39,926,360
Financials 3.4%
Banks 1.1%
Citigroup, Inc.	231,480	17,388,778
Capital Markets 1.2%
BlackRock, Inc.	35,709	17,672,741
Insurance 1.1%
Allstate Corp. (The)	153,344	17,074,854
Total Financials		52,136,373
Health Care 15.2%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	133,770	15,241,754
BioMarin Pharmaceutical, Inc.(a)	155,875	12,580,671
Exact Sciences Corp.(a)	79,270	6,421,663
Vertex Pharmaceuticals, Inc.(a)	84,968	18,841,654
Total		53,085,742
Health Care Equipment & Supplies 6.9%
Abbott Laboratories	320,088	27,351,520
Baxter International, Inc.	263,362	21,587,783
Danaher Corp.	137,914	20,132,686
Edwards Lifesciences Corp.(a)	78,491	19,225,585
Medtronic PLC	157,190	17,509,394
Total		105,806,968
Health Care Providers & Services 1.9%
Guardant Health, Inc.(a)	77,929	6,052,746
Humana, Inc.	67,265	22,952,836
Total		29,005,582
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	51,033	11,137,952
Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund (formerly Columbia Large Cap Growth Fund III), November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.2%
Allergan PLC	45,654	8,443,251
Bristol-Myers Squibb Co.	456,078	25,969,081
Total		34,412,332
Total Health Care		233,448,576
Industrials 8.1%
Aerospace & Defense 2.9%
L3 Harris Technologies, Inc.	72,134	14,505,426
Northrop Grumman Corp.	49,726	17,492,115
Spirit AeroSystems Holdings, Inc., Class A	152,698	13,283,199
Total		45,280,740
Electrical Equipment 1.2%
AMETEK, Inc.	178,784	17,701,404
Industrial Conglomerates 1.2%
Honeywell International, Inc.	106,438	19,004,505
Machinery 1.3%
Ingersoll-Rand PLC	147,438	19,330,596
Road & Rail 1.5%
Norfolk Southern Corp.	115,523	22,353,700
Total Industrials		123,670,945
Information Technology 37.7%
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc.	319,127	9,267,448
Zebra Technologies Corp., Class A(a)	65,331	16,394,161
Total		25,661,609
IT Services 8.5%
Fidelity National Information Services, Inc.	115,936	16,016,558
Fiserv, Inc.(a)	154,351	17,941,760
PayPal Holdings, Inc.(a)	292,353	31,577,048
Square, Inc., Class A(a)	128,537	8,884,477
Visa, Inc., Class A	303,215	55,946,200
Total		130,366,043
Semiconductors & Semiconductor Equipment 7.4%
Broadcom, Inc.	85,206	26,942,989
Lam Research Corp.	54,007	14,410,688
NVIDIA Corp.	142,550	30,896,287
NXP Semiconductors NV	202,892	23,450,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Qorvo, Inc.(a)	103,572	10,793,238
Teradyne, Inc.	107,504	6,728,675
Total		113,222,135
Software 14.5%
Adobe, Inc.(a)	150,391	46,550,526
Microsoft Corp.	679,117	102,804,732
Palo Alto Networks, Inc.(a)	72,509	16,475,495
PTC, Inc.(a)	84,904	6,503,647
Salesforce.com, Inc.(a)	151,597	24,693,635
ServiceNow, Inc.(a)	42,732	12,094,865
VMware, Inc., Class A	85,647	13,328,386
Total		222,451,286
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	328,389	87,761,960
Total Information Technology		579,463,033
Materials 1.3%
Chemicals 1.3%
Albemarle Corp.	149,909	9,801,050
Eastman Chemical Co.	128,153	10,043,351
Total		19,844,401
Total Materials		19,844,401
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
American Tower Corp.	66,772	14,291,211
Equinix, Inc.	20,188	11,443,568
Total		25,734,779
Total Real Estate		25,734,779
Total Common Stocks (Cost $946,549,758)		1,525,723,863

Rights 0.0%

Communication Services 0.0%
Media 0.0%
DISH Network Corp.(a)	14,357	9,763
Total Communication Services		9,763
Total Rights (Cost $—)		9,763

2	Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund (formerly Columbia Large Cap Growth Fund III), November 30, 2019 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	9,353,263	9,353,263
Total Money Market Funds (Cost $9,352,571)		9,353,263
Total Investments in Securities (Cost: $955,902,329)		1,535,086,889
Other Assets & Liabilities, Net		471,942
Net Assets		1,535,558,831
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	16,199,955	212,340,742	(219,187,434)	9,353,263	594	692	275,579	9,353,263
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2019	3